Note 18 - Other Receivables and Restricted Cash - Allowance for Doubtful Debts (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Balance at beginning of the Period	$ 943	$ 1,421
Receivables written off during the year as uncollectible	(1,068)	(973)
Allowance related to beginning balances of acquired subsidiaries	3,991
Provision for receivables impairment	686	495
Balance at end of the Period	$ 4,552	$ 943